Dispositions	6 Months Ended
Jun. 30, 2016
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
Dispositions
Dispositions
During the three months ended June 30, 2016, we completed a disposition of four senior care facilities for an aggregate gross sales price of $26.5 million, generating a gain of $4.2 million.